UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2003

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                          [ ] is a restatement
                          [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:    WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
================================================================================

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Joshua H. Landes
New York, New York
November 14, 2003

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     106


Form 13F Information Table Value Total:     $171,314,000
                                            ------------

List of Other Included Managers:

                                        No. 1:
                                        -----
                                            Name:  Wynnefield Capital, Inc.
                                            Form  13F  File Number:  28 - 7006


                                FORM 13F INFORMATION TABLE
                                 ------------------------
Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
(SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:             Column   Column    Column 4:                     Column            Column 6:   Column 7:    Column 8:
                      2:       3:                                      5:

Name of Issuer        Title    CUSIP     Fair Market    Shares or      SH/PRN   Put/Call Investment  Other        Voting Authority
                      of       Number    Value          Principal                        discretion  Managers
                      Class              (in            Amount
                                         thousands)

                                                                                                                  Sole  Shared  None
3Com Corp.            COM      885535104 979            166,000        SH                SOLE        Filer +      SOLE
                                                                                                     No. 1
Acme Communication    COM      004631107 4,641          618,800        SH                SOLE        Filer +      SOLE
Inc.                                                                                                 No. 1
Americas Car Mart     COM      03062T105 869            29,200         SH                SOLE        Filer +      SOLE
Inc.                                                                                                 No. 1
Ampal-American        CL A     032015109 1,002          355,254        SH                SOLE        Filer +      SOLE
Israel Corp.                                                                                         No. 1
Andarko Petroleum     COM      032511107 1,253          30,000         SH                SOLE        Filer +      SOLE
Corp.                                                                                                No.1
Armor Holdings, Inc.  COM      042260109 6,790          405,400        SH                SOLE        Filer +      SOLE
                                                                                                     No. 1
Ashland Inc.          COM      044204105 1,971          60,000         SH                SOLE        Filer +      SOLE
                                                                                                     No. 1
Avalon Holdings       CL A     05343P109 28             11,700         SH                SOLE        Filer +      SOLE
Corp.                                                                                                No. 1
Balchem Corp.         COM      057665200 232            11,400         SH                SOLE        Filer +      SOLE
                                                                                                     No. 1
Banta Corp.           COM      066821109 3,600          100,000        SH                SOLE        Filer +      SOLE
                                                                                                     No. 1
Barrett Business      COM      068463108 3,537          503,100        SH                SOLE        Filer +      SOLE
Services Inc.                                                                                        No. 1
Blair Corp.           COM      092828102 2,912          140,000        SH                SOLE        Filer +      SOLE
                                                                                                     No.1
Cadmus                COM      127587103 120            10,900         SH                SOLE        Filer +      SOLE
Communications Corp.                                                                                 No.1


TOTAL                                    $27,934        2,441,754
                                         -------        ---------


Column 1:            Column 2:   Column    Column 4:                 Column            Column 6:  Column 7:     Column 8:
                                 3:                                  5:

Name of Issuer       Title of    CUSIP     Fair Market   Shares or   SH/PRN   Put/Call Investment Other         Voting Authority
                     Class       Number    Value         Principal                     discretion Managers
                                           (in           Amount
                                           thousands)
                                                                                                                Sole   Shared  None
Cagles Inc.          CL A        127703106 765           89,500      SH                SOLE       Filer + No.   SOLE
                                                                                                  1
Cal-Maine Foods      COM         128030202 314           41,700      SH                SOLE       Filer + No.   SOLE
Inc.                                                                                              1
Canadian Superior    COM         136644101 74            48,400      SH                SOLE       Filer + No.   SOLE
Energy Inc.                                                                                       1
Capital Senior       COM         140475104 426           98,100      SH                SOLE       Filer + No.   SOLE
Living Corp.                                                                                      1
Celeritek Inc.       COM         150926103 464           58,000      SH                SOLE       Filer + No.   SOLE
                                                                                                  1
Centene Corp.        COM         15135801  228           7,500       SH                SOLE       Filer + No.1  SOLE
Cherokee Inc.        COM         16444H102 9,407         449,453     SH                SOLE       Filer + No.   SOLE
                                                                                                  1
Clarus Corp.         COM         182707109 2,474         360,060     SH                SOLE       Filer + No.   SOLE
                                                                                                  1
Consol Energy Inc.   COM         20854P109 3,159         170,000     SH                SOLE       Filer + No.   SOLE
                                                                                                  1
Core Laboratories    COM         N22717107 2,108         150,000     SH                SOLE       Filer + No.   SOLE
NV                                                                                                1
Dade Behring         COM         23342J206 2,545         90,100      SH                SOLE       Filer + No.   SOLE
Holdings, Inc.                                                                                    1
Danielson Holding    COM         236274106 210           153,300     SH                SOLE       Filer + No.   SOLE
Corp.                                                                                             1
Dwyer Group Inc.     COM         267455103 100           15,000      SH                SOLE       Filer + No.   SOLE
                                                                                                  1
eFunds Corp.         COM         28224R101 247           20,000      SH                SOLE       Filer + No.1  SOLE
Eldertrust           COM SH      284560109 4,027         408,800     SH                SOLE       Filer + No.   SOLE
                     BEN INT                                                                      1
eLoyalty Corp        COM         290151307 275           78,100      SH                SOLE       Filer + No.1  SOLE
Enesco Group Inc.    COM         292973104 2,400         300,000     SH                SOLE       Filer + No.   SOLE
                                                                                                  1
ePresence Inc.       COM         294348107 2,002         392,500     SH                SOLE       Filer + No.   SOLE
                                                                                                  1
Falcon Products      COM         306075102 923           161,900     SH                SOLE       Filer + No.   SOLE
Inc.                                                                                              1
First Aviation       COM         31865W108 7,090         2,060,944   SH                SOLE       Filer + No.   SOLE
Services Inc.                                                                                     1
Flanders Corp.       COM         338494107 109           23,000      SH                SOLE       Filer + No.   SOLE
                                                                                                  1
Foster L B Co.       COM         350060109 2,078         368,500     SH                SOLE       Filer + No.   SOLE
                                                                                                  1
Frozen Food          COM         359360104 2,431         571,980     SH                SOLE       Filer + No.   SOLE
Express Industries                                                                                1
Inc.
G-III Apparel        COM         36237H101 4,346         449,932     SH                SOLE       Filer + No.   SOLE
Group Ltd.                                                                                        1
Gencorp Inc.         COM         368682100 1,566         175,000     SH                SOLE       Filer + No.   SOLE
                                                                                                  1
Gerber Scientific    COM         373730100 2,561         360,700     SH                SOLE       Filer + No.   SOLE
Inc.                                                                                              1
Global Industries    COM         379336100 546           120,000     SH                SOLE       Filer + No.   SOLE
Ltd.                                                                                              1
Gold Fields Ltd.     SPONSORED   38059T106 1,417         100,000     SH                SOLE       Filer + No.   SOLE
                     ADR                                                                          1


TOTAL                                      $54,292       7,322,469
                                           -------       ---------


Column 1:             Column   Column    Column 4:                 Column            Column 6:   Column 7:    Column 8:
                      2:       3:                                  5:

Name of Issuer        Title    CUSIP     Fair Market    Shares or  SH/PRN   Put/Call Investment  Other        Voting Authority
                      of       Number    Value          Principal                    discretion  managers
                      Class              (in            Amount
                                         thousands)


Griffon Corp.         COM      398433102 7,184          400,000    SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Harris Interactive    COM      414549105 317            45,000     SH                SOLE        Filer +      SOLE
Inc.                                                                                             No.1
ICO Inc.              COM      449293109 1,627          1,788,343  SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
IDT Corp.             CL B     448947309 880            48,700     SH                SOLE        Filer +      SOLE
                                                                                                 No.1
Information           COM      456905108 735            160,041    SH                SOLE        Filer +      SOLE
Resources, Inc.                                                                                  No. 1
Interwoven Inc.       COM      46114T102 370            140,000    SH                SOLE        Filer +      SOLE
                                                                                                 No.1
iVillage Inc.         COM      46588H105 191            89,500     SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Jacada Ltd.           ORD      M6184R101 72             25,000     SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Key Energy Services   COM      492914106 965            100,000    SH                SOLE        Filer +      SOLE
Inc.                                                                                             No.1
Keynote Systems Inc.  COM      493308100 1,604          138,900    SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Ladish Inc.           COM      505754200 2,637          425,363    SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Langer Inc.           COM      515707107 129            39,700     SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Layne Christensen     COM      521050104 8,701          911,050    SH                SOLE        Filer +      SOLE
Co.                                                                                              No. 1
Lightbridge Inc.      COM      532226107 1,456          154,600    SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Looksmart Ltd.        COM      543442107 797            253,975    SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Lubys Inc.            COM      549282101 807            320,200    SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Management Network    COM      561693102 530            213,600    SH                SOLE        Filer +      SOLE
Group Inc.                                                                                       No. 1
Marisa Christina      COM      570268102 79             52,600     SH                SOLE        Filer +      SOLE
Inc.                                                                                             No. 1
McDermott             COM      580037109 1,713          300,000    SH                SOLE        Filer +      SOLE
International Inc.                                                                               No.1
Mediware              COM      584946107 1,408          100,300    SH                SOLE        Filer +      SOLE
Information Systems                                                                              No. 1
Inc.
Mobility              COM      60741U101 196            25,000     SH                SOLE        Filer +      SOLE
Electronics Inc.                                                                                 No. 1
Monro Muffler Brake   COM      610236101 230            7,800      SH                SOLE        Filer +      SOLE
Inc.                                                                                             No. 1
MVC Capital          COM       553829102 908            110,000    SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Napco Security       COM       630402105 113            13,000     SH                SOLE        Filer +      SOLE
Systems Inc.                                                                                     No. 1
Nevada Gold &        COM       64126Q206 3,998          360,800    SH                SOLE        Filer +      SOLE
Casinos Inc.                                                                                     No. 1
Niagara Corp.        COM       653349100 1,612          552,119    SH                SOLE        Filer +      SOLE
                                                                                                 No. 1



TOTAL                                    $39,259        6,775,591
                                         -------        ---------


Column 1:            Column    Column    Column 4:                 Column           Column 6:   Column 7:    Column 8:
                     2:        3:                                  5:

Name of Issuer       Title     CUSIP     Fair Market    Shares or  SH/PRN   Put/CallInvestment  Other        Voting Authority
                     of Class  Number    Value          Principal                   discretion  Managers
                                         (in            Amount
                                         thousands)

Nobel Learning       COM       654889104 185            34,550     SH               SOLE        Filer +      SOLE              None
Communities Inc.                                                                                 No.1
On Assignment Inc.   COM       682159108 53             10,000     SH               SOLE        Filer +      SOLE
                                                                                                No. 1
OPTI Inc.            COM       683960108 73             50,000     SH               SOLE        Filer +      SOLE
                                                                                                No. 1
Opticare Health      COM       68386P105 226            343,005    SH               SOLE        Filer +      SOLE
Systems Inc.                                                                                    No. 1
PC-Tel Inc.          COM       69325Q105 721            67,600     SH               SOLE        Filer +      SOLE
                                                                                                No. 1
PSB Bancorp. Inc.    COM       693604100 100            12,000     SH               SOLE        Filer +      SOLE
                                                                                                No. 1
Paxson               COM       704231109 713            143,700    SH               SOLE        Filer +      SOLE
Communications                                                                                  No. 1
Corp.
Phoenix Gold         COM       719068108 603            415,950    SH               SOLE        Filer +      SOLE
International Inc.                                                                              No. 1
Pinnacle             COM       723456109 3,150          450,000    SH               SOLE        Filer +      SOLE
Entertainment Inc.                                                                              No. 1
Pinnacor Inc.        COM       723487104 930            411,300    SH               SOLE        Filer +      SOLE
                                                                                                No. 1
Price Legacy Corp.   COM       74144P106 5,749          1,642,600  SH               SOLE        Filer +      SOLE
                                                                                                No. 1
Pricesmart Inc.      COM       741511109 2,727          420,864    SH               SOLE        Filer +      SOLE
                                                                                                No. 1
Range Resource       COM       75281A109 1,919          280,600    SH               SOLE        Filer +      SOLE
Corp.                                                                                           No. 1
Royal Olympic        COM       V7780Z109 452            301,350    SH               SOLE        Filer +      SOLE
Cruise Lines Inc.                                                                               No. 1
S1 Corporation       COM       78463B101 152            30,000     SH               SOLE        Filer +      SOLE
                                                                                                No. 1
Scheid Vineyards     CL A      806403101 388            113,000    SH               SOLE        Filer +      SOLE
Inc.                                                                                            No. 1
SCS Transportation   COM       81111T102 1,471          97,400     SH               SOLE        Filer +      SOLE
Inc.                                                                                            No. 1
Sequa Corporation    CL A      817320104 2,213          51,700     SH               SOLE        Filer +      SOLE
                                                                                                No. 1
Sequa Corporation    CL B      817320203 343            7,300      SH               SOLE        Filer +      SOLE
                                                                                                No. 1
Sinclair Broadcast   CL A      829226109 3,806          375,000    SH               SOLE        Filer +      SOLE
Group Inc.                                                                                      No. 1

TOTAL                                    $25,974        5,257,919
                                         -------        ---------


Column 1:            Column 2:   Column    Column 4:                Column            Column 6:   Column 7:    Column 8:
                                 3:                                 5:

Name of Issuer       Title of    CUSIP     Fair Market   Shares or  SH/PRN   Put/Call Investment  Other        Voting Authority
                     Class       Number    Value         Principal                    discretion  Managers
                                           (in           Amount
                                           thousands)
                                                                                                               Sole    Shared   None
Stamps.com, Inc.     COM         852857101 1,226         210,000    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Stolt Offshore SA    SPONSORED   861567105 93            62,468     SH                SOLE        Filer +      SOLE
                     ADR                                                                          No. 1
Storage Networks     COM         86211E103 144           88,200     SH                SOLE        Filer +      SOLE
Inc.                                                                                              No. 1
Summit American      COM         86600T109 1,926         662,000    SH                SOLE        Filer +      SOLE
Television Inc.                                                                                   No. 1
Superior Energy      COM         868157108 980           100,000    SH                SOLE        Filer +      SOLE
Services Inc.                                                                                     No.1
Sylvan Inc.          COM         871371100 10,592        1,069,876  SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Tasty Baking Co.     COM         876553306 1,590         160,000    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Tenet Healthcare     COM         88033G100 2,172         150,000    SH                SOLE        Filer +      SOLE
Corp.                                                                                             No. 1
Tier Technologies    CL B        88650Q100 102           11,500     SH                SOLE        Filer +      SOLE
Inc.                                                                                              No.1
Trintech Group PLC   SPONSORED   896682200 493           145,100    SH                SOLE        Filer +      SOLE
                     ADR                                                                          No. 1
TVIA Inc.            COM         87307P101 80            50,000     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
U.S. Liquids Inc.    COM         902974104 43            159,400    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
United Industrial    COM         910671106 1,072         67,400     SH                SOLE        Filer +      SOLE
Corp.                                                                                             No.1
Unitedglobalcom      CL A        913247508 165           26,998     SH                SOLE        Filer +      SOLE
Inc.                                                                                              No. 1
Videsh Sanchar       SPONSORED   92659G600 147           28,000     SH                SOLE        Filer +      SOLE
Nigam Ltd.           ADR                                                                          No. 1
Westmoreland Coal    PFD DP A    960878304 1,001         29,000     SH                SOLE        Filer +      SOLE
Co.                  CV1/4                                                                        No. 1
Williams Companies   COM         969457100 102           10,800     SH                SOLE        Filer +      SOLE
Inc.                                                                                              No. 1
Winmill & Co. Inc.   CL A        974259103 46            12,900     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Wiser Oil Co.        COM         977284108 1,881         339,000    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1


TOTAL                                      $23,855       3,382,642
                                           -------       ---------

GRAND TOTAL                                $171,314      25,180,375
                                           ========      ==========